UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ranger Investment Management, L.P.

Address:   2828 N. Harwood Street
           Suite 1600
           Dallas, Texas 75201


Form 13F File Number: 028-11311


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nim Hacker
Title:  General Counsel
Phone:  (214) 871-5208

Signature,  Place,  and  Date  of  Signing:

/s/ Nim Hacker                     Dallas, Texas                      1/23/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             107

Form 13F Information Table Value Total:  $    1,434,760
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
AVG Technologies NV            COM            n07831105    18794  1187220 SH       SOLE                 860935      0 326285
Acacia Research                COM            003881307      865    33729 SH       SOLE                      0      0  33729
Advisory Board                 COM            00762W107    31830   680280 SH       SOLE                 482910      0 197370
Affiliated Managers Grp Inc    COM            008252108     7125    54748 SH       SOLE                   6820      0  47928
Air Methods Corp               COM            009128307    51093  1384255 SH       SOLE                1005565      0 378690
Akorn Inc                      COM            009728106    33539  2510395 SH       SOLE                1863815      0 646580
Annies Inc                     COM            03600t104    12332   368890 SH       SOLE                 262465      0 106425
Applied Micro Circuits         COM            03822W406    16241  1928831 SH       SOLE                1403520      0 525311
Approach Resources Inc         COM            03834a103    28957  1157816 SH       SOLE                 798459      0 359357
Arm Holdings Plc               COM            042068106      219     5800 SH       SOLE                   5800      0      0
Aruba Networks Inc             COM            043176106      130     6270 SH       SOLE                   6270      0      0
Asbury Automotive Group Inc    COM            043436104    23690   739620 SH       SOLE                 537205      0 202415
AthenaHealth Inc               COM            04685w103    19088   260440 SH       SOLE                 188500      0  71940
BE Aerospace Inc               COM            073302101     2761    55890 SH       SOLE                  16350      0  39540
Bank of the Ozarks             COM            063904106    17500   522870 SH       SOLE                 395741      0 127129
Beacon Roofing Supply Inc      COM            073685109    11663   350438 SH       SOLE                 265237      0  85201
Buffalo Wild Wings Inc         COM            119848109    21859   300180 SH       SOLE                 219165      0  81015
Callon Petroleum Co            COM            13123x102    12478  2654799 SH       SOLE                2009979      0 644820
Cameron International Corp     COM            13342B105      473     8380 SH       SOLE                      0      0   8380
Catamaran Corp                 COM            148887102    13591   288550 SH       SOLE                  42270      0 246280
Centene Corp                   COM            15135b101    24215   590620 SH       SOLE                 421380      0 169240
Cerner Corp                    COM            156782104     5790    74705 SH       SOLE                   8870      0  65835
Chart Industries Inc           COM            16115q308    21264   318845 SH       SOLE                 228420      0  90425
Church & Dwight                COM            171340102     2210    41253 SH       SOLE                   7000      0  34253
Citrix Systems                 COM            177376100     1331    20290 SH       SOLE                   2510      0  17780
Coinstar Inc                   COM            19259P300    29229   561985 SH       SOLE                 404305      0 157680
Comerica Inc.                  COM            200340107     7140   235317 SH       SOLE                  43140      0 192177
Computer Programs and Sys Inc  COM            205306103    17754   352679 SH       SOLE                 266949      0  85730
D.R. Horton                    COM            23331A109     1304    65920 SH       SOLE                  19420      0  46500
Davita Inc                     COM            23918K108      253     2285 SH       SOLE                   2285      0      0
Deckers Outdoor                COM            243537107     9060   224980 SH       SOLE                 167629      0  57351
Dril-Quip Inc.                 COM            262037104     3463    47407 SH       SOLE                  11990      0  35417
EHealth Inc                    COM            28238p109     9911   360663 SH       SOLE                 270521      0  90142
East West Bancorp              COM            27579R104     6867   319567 SH       SOLE                  53570      0 265997
Enersys                        COM            29275y102    15269   405769 SH       SOLE                 307109      0  98660
Equinix Inc                    COM            29444U502     5396    26170 SH       SOLE                   6240      0  19930
F5 Networks Inc                COM            315616102      181     1860 SH       SOLE                   1860      0      0
Foot Locker                    COM            344849104     6189   192695 SH       SOLE                  44210      0 148485
Fortinet Inc                   COM            34959e109     6717   319558 SH       SOLE                  26680      0 292878
Francescas Holdings Corp       COM            351793104    19055   734874 SH       SOLE                 522775      0 212099
Gap Stores                     COM            364760108     3478   112063 SH       SOLE                  12020      0 100043
Gentex Corp                    COM            371901109     1345    71379 SH       SOLE                      0      0  71379
Group 1 Automotive             COM            398905109    25978   419060 SH       SOLE                 299610      0 119450
Gulfport Energy Corp           COM            402635304    12389   324141 SH       SOLE                 245035      0  79106
HMS Holdings Corp              COM            40425j101    36020  1389663 SH       SOLE                 915694      0 473969
Haemonetics Corp.              COM            405024100      132     3230 SH       SOLE                   3230      0      0
Healthcare Svc Group Inc       COM            421906108    34203  1472345 SH       SOLE                1060125      0 412220
Hibbett Sports Inc             COM            428567101    13366   253620 SH       SOLE                 191980      0  61640
Hilltop Holdings Inc           COM            432748101    16095  1188718 SH       SOLE                 893502      0 295216
Home Bancshares Inc            COM            436893200    18064   547054 SH       SOLE                 414130      0 132924
Hub Group Inc                  COM            443320106    15647   465690 SH       SOLE                 331710      0 133980
Hunt(J.B.) Transport Serv Inc. COM            445658107      146     2440 SH       SOLE                   2440      0      0
INPHI Corp                     COM            45772f107    10270  1071973 SH       SOLE                 760578      0 311395
Impax Laboratories Inc         COM            45256b101    30219  1474798 SH       SOLE                1055472      0 419326
Informatica Corp               COM            45666Q102      129     4240 SH       SOLE                   4240      0      0
Inter Parfums Inc              COM            458334109    12878   661782 SH       SOLE                 470782      0 191000
Invensense Inc                 COM            46123d205    12795  1151706 SH       SOLE                 823769      0 327937
Jazz Pharmaceuticals PLC       COM            g50871105     2428    45590 SH       SOLE                  13470      0  32120
Joy Global Inc                 COM            481165108     1884    29543 SH       SOLE                      0      0  29543
Kraton Performance Polymers    COM            50077c106    25640  1066980 SH       SOLE                 782083      0 284897

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
LKQ Corp                       COM            501889208     5574   264186 SH       SOLE                  31940      0 232246
Liveperson Inc                 COM            538146101    21277  1619250 SH       SOLE                1225460      0 393790
Marketaxess Holdings Inc       COM            57060d108    17164   486225 SH       SOLE                 346380      0 139845
Maximus, Inc.                  COM            577933104    22900   362220 SH       SOLE                 257890      0 104330
Medidata Solutions Inc         COM            58471a105    16092   410724 SH       SOLE                 310934      0  99790
Meritage Homes Coro            COM            59001a102    11855   317415 SH       SOLE                 240230      0  77185
Michael Kors Holdings Ltd      COM            g60754101     1472    28840 SH       SOLE                  11970      0  16870
Nordstrom Inc                  COM            655664100     2944    55028 SH       SOLE                   3780      0  51248
Oceaneering Int'l              COM            675232102     1239    23040 SH       SOLE                   7240      0  15800
PAREXEL International          COM            699462107    10683   361040 SH       SOLE                 273240      0  87800
Pacific Drilling SA Luxembourg COM            l7257p106    21104  2235562 SH       SOLE                1692275      0 543287
Panera Bread Co.               COM            69840W108     1465     9225 SH       SOLE                   3205      0   6020
Perrigo Co.                    COM            714290103     3584    34448 SH       SOLE                   5545      0  28903
Pier 1 Imports                 COM            720279108    57559  2877962 SH       SOLE                2062330      0 815632
Pioneer Natural Resources      COM            723787107     5559    52155 SH       SOLE                   9020      0  43135
Polaris Industries             COM            731068102     6854    81452 SH       SOLE                  20690      0  60762
Prestige Brands Holdings Inc   COM            74112d101    11365   567390 SH       SOLE                 429425      0 137965
Private Bancorp Inc            COM            742962103    34790  2270885 SH       SOLE                1528365      0 742520
Prosperity Bancshares Inc      COM            743606105      140     3330 SH       SOLE                   3330      0      0
QLIK Technologies              COM            74733t105    18939   871950 SH       SOLE                 628982      0 242968
Rackspace Hosting Inc          COM            750086100      220     2960 SH       SOLE                   2960      0      0
Red Robin Gourmet Burgers      COM            75689m101    13123   371860 SH       SOLE                 281425      0  90435
Rockwood Holdings Inc          COM            774415103     3507    70903 SH       SOLE                  11150      0  59753
Roper Industries               COM            776696106     4472    40111 SH       SOLE                   2330      0  37781
Rosetta Resources Inc          COM            777779307     1283    28300 SH       SOLE                   8290      0  20010
Ross Stores                    COM            778296103     3116    57615 SH       SOLE                   3630      0  53985
SPS Commerce Inc               COM            78463m107    19689   528270 SH       SOLE                 378872      0 149398
SVB Financial Group            COM            78486Q101    19986   357090 SH       SOLE                 257865      0  99225
Signature Bank                 COM            82669g104    23121   324095 SH       SOLE                 230400      0  93695
Skyworks Solutions, Inc.       COM            83088M102     3198   157547 SH       SOLE                  26580      0 130967
Sonic Corp                     COM            835451105    18720  1798303 SH       SOLE                1361045      0 437258
Sourcefire Inc                 COM            83616t108    15733   333185 SH       SOLE                 237335      0  95850
Stericycle Inc                 COM            858912108      305     3270 SH       SOLE                   3270      0      0
Steven Madden Ltd              COM            556269108    32329   764820 SH       SOLE                 555275      0 209545
Superior Energy Services Inc   COM            868157108     1533    73983 SH       SOLE                      0      0  73983
Synchronoss Tech Inc           COM            87157b103    31219  1480293 SH       SOLE                1034618      0 445675
Tangoe Inc                     COM            87582y108    15152  1276471 SH       SOLE                 908516      0 367955
Texas Capital Bancshares       COM            88224q107    21738   485010 SH       SOLE                 336090      0 148920
Treehouse Foods Inc            COM            89469a104    16011   307142 SH       SOLE                 179200      0 127942
Triumph Group, Inc.            COM            896818101    40368   618198 SH       SOLE                 370332      0 247866
V.F. Corp.                     COM            918204108      182     1205 SH       SOLE                   1205      0      0
Verisign Inc                   COM            92343E102     1421    36600 SH       SOLE                      0      0  36600
Vocera Communications Inc      COM            92857f107    25354  1010120 SH       SOLE                 723250      0 286870
Wabtec                         COM            929740108    58784   671511 SH       SOLE                 423845      0 247666
Whole Foods Market             COM            966837106      561     6150 SH       SOLE                      0      0   6150
Williams-Sonoma Inc.           COM            969904101      228     5200 SH       SOLE                   5200      0      0
Zions Bancorp                  COM            989701107      917    42860 SH       SOLE                  42860      0      0